UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07138

Name of Fund: BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniYield New Jersey Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock MuniYield New Jersey Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New Jersey - 138.4%
Corporate - 1.6%	Gloucester County, New Jersey, Improvement Authority, Solid
Waste Resource Recovery, Revenue Refunding Bonds (Waste
	Management Inc. Project), Series A, 6.85%, 12/01/29	$ 2,000	$ 2,010,640
County/City/Special	Essex County, New Jersey, Improvement Authority, Airport
District/School District - 27.0%	Revenue Refunding Bonds, AMT, 4.75%, 11/01/32 (a)	1,000	820,750
Hopatcong, New Jersey, GO, Sewer Refunding Bonds, 4.50%,
	8/01/33 (b)	750	723,540
	Hudson County, New Jersey, COP, Refunding, 6.25%, 12/01/16 (a)	1,000	1,096,830
Hudson County, New Jersey, Improvement Authority, Capital
	Appreciation Revenue Bonds, Series A-1, 4.49%, 12/15/32 (a)(c)	1,000	238,070
	Hudson County, New Jersey, Improvement Authority, Facility Lease
	Revenue Refunding Bonds (Hudson County Lease Project), 5.375%,
	10/01/24 (a)(d)	7,500	7,553,025
Hudson County, New Jersey, Improvement Authority, Parking
Revenue Bonds (Harrison Parking Facility Project), Series C,
	5.375%, 1/01/44 (e)	1,400	1,439,116
	Jackson Township, New Jersey, School District, GO,
	5%, 4/15/12 (d)(f)	5,200	5,758,168
	Middlesex County, New Jersey, COP, Refunding, 5%, 8/01/22 (a)	3,000	3,001,680
	Monmouth County, New Jersey, Improvement Authority,
	Governmental Loan Revenue Refunding Bonds,
	5%, 12/01/11 (b)(f)	1,955	2,147,274
	Monmouth County, New Jersey, Improvement Authority,
	Governmental Loan Revenue Refunding Bonds, 5.20%, 12/01/14 (b)	240	250,101
	Monmouth County, New Jersey, Improvement Authority,
	Governmental Loan Revenue Refunding Bonds, 5.25%, 12/01/15 (b)	765	797,887
	Monmouth County, New Jersey, Improvement Authority,
	Governmental Loan Revenue Refunding Bonds, 5%, 12/01/17 (b)	605	642,716
	Monmouth County, New Jersey, Improvement Authority,
	Governmental Loan Revenue Refunding Bonds, 5%, 12/01/18 (b)	545	566,871
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds
CABS	Capital Appreciation Bonds	M/F	Multi-Family
COP	Certificates of Participation	S/F	Single-Family
EDA	Economic Development Authority

	BlackRock MuniYield New Jersey Insured Fund, Inc.
	Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Monmouth County, New Jersey, Improvement Authority,
	Governmental Loan Revenue Refunding Bonds, 5%, 12/01/19 (b)	$ 560	$ 604,850
	Morristown, New Jersey, Parking Authority Revenue Bonds, 4.50%,
	8/01/37 (a)	1,355	1,255,299
Newark, New Jersey, Housing Authority, Port Authority-Port
Newark Marine Terminal, Additional Rent-Backed Revenue
	Refunding Bonds (City of Newark Redevelopment Projects), 4.375%,
	1/01/37 (a)	3,600	3,117,348
	Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 5%,
	7/01/35 (g)(h)	1,250	1,022,113
	Salem County, New Jersey, Improvement Authority Revenue Bonds
	(Finlaw State Office Building Project), 5.375%, 8/15/28 (g)	1,250	1,306,425
	Salem County, New Jersey, Improvement Authority Revenue Bonds
	(Finlaw State Office Building Project), 5.25%, 8/15/38 (g)	700	718,396
			33,060,459
Education - 24.6%	New Jersey State Educational Facilities Authority Revenue Bonds
	(Montclair State University), Series A, 5%, 7/01/21 (b)	1,600	1,704,944
	New Jersey State Educational Facilities Authority Revenue Bonds
	(Rowan University), Series C, 5%, 7/01/14 (a)(f)	1,185	1,357,477
New Jersey State Educational Facilities Authority, Revenue
	Refunding Bonds (College of New Jersey), Series D, 5%, 7/01/35 (g)	3,725	3,810,005
New Jersey State Educational Facilities Authority, Revenue
Refunding Bonds (Montclair State University), Series J, 4.25%,
	7/01/30 (a)	2,895	2,544,329
New Jersey State Educational Facilities Authority, Revenue
Refunding Bonds (Montclair State University), Series L, 5%,
	7/01/14 (a)(f)	3,185	3,648,577
New Jersey State Educational Facilities Authority, Revenue
	Refunding Bonds (Ramapo College), Series I, 4.25%, 7/01/31 (b)	1,250	1,093,538
New Jersey State Educational Facilities Authority, Revenue
	Refunding Bonds (Ramapo College), Series I, 4.25%, 7/01/36 (b)	3,890	3,305,644
New Jersey State Educational Facilities Authority, Revenue
	Refunding Bonds (Rowan University), Series B, 5%, 7/01/26 (e)	2,575	2,706,274
New Jersey State Educational Facilities Authority, Revenue
Refunding Bonds (Stevens Institute of Technology), Series A,
	5%, 7/01/34	1,500	1,178,070
New Jersey State Educational Facilities Authority, Revenue
	Refunding Bonds (William Paterson University), Series E,
	5%, 7/01/21 (i)	1,725	1,748,063
	New Jersey State Higher Education Assistance Authority, Student
	Loan Revenue Bonds, AMT, Series A, 5.30%, 6/01/17 (b)	3,565	3,584,215

BlackRock MuniYield New Jersey Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
University of Medicine and Dentistry of New Jersey, Revenue
	Bonds, Series A, 5.50%, 12/01/18 (b)	$ 570	$ 541,454
University of Medicine and Dentistry of New Jersey, Revenue
	Bonds, Series A, 5.50%, 12/01/19 (b)	1,145	1,076,621
University of Medicine and Dentistry of New Jersey, Revenue
	Bonds, Series A, 5.50%, 12/01/20 (b)	1,130	1,051,103
University of Medicine and Dentistry of New Jersey, Revenue
	Bonds, Series A, 5.50%, 12/01/21 (b)	865	796,950
			30,147,264
Health - 9.1%	New Jersey Health Care Facilities Financing Authority Revenue
	Bonds (Meridian Health), Series I, 5%, 7/01/38 (e)	750	735,277
	New Jersey Health Care Facilities Financing Authority Revenue
	Bonds (Somerset Medical Center), 5.50%, 7/01/33	1,125	583,571
	New Jersey Health Care Facilities Financing Authority Revenue
	Bonds (South Jersey Hospital System), 6%, 7/01/12 (f)	4,000	4,573,760
	New Jersey Health Care Facilities Financing Authority Revenue
	Bonds (Virtua Health), 5.50%, 7/01/38 (e)	1,000	981,400
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (Atlantic City Medical Center), 5.75%,
	7/01/12 (f)	525	588,593
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (Atlantic City Medical Center), 6.25%,
	7/01/12 (f)	290	329,576
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (Atlantic City Medical Center), 6.25%, 7/01/17	325	340,233
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (Atlantic City Medical Center), 5.75%, 7/01/25	790	792,196
	New Jersey Health Care Facilities Financing Authority, Revenue
Refunding Bonds (Meridian Health System Obligation Group),
	5.25%, 7/01/19 (g)	2,250	2,259,067
			11,183,673
Housing - 7.9%	New Jersey State Housing and Mortgage Finance Agency, Capital
	Fund Program Revenue Bonds, Series A, 4.70%, 11/01/25 (g)	4,325	4,200,224
	New Jersey State Housing and Mortgage Finance Agency, Home
	Buyer Revenue Bonds, AMT, Series CC, 5.80%, 10/01/20 (a)	2,640	2,718,382
New Jersey State Housing and Mortgage Finance Agency, M/F
	Revenue Bonds, AMT, Series A, 4.90%, 11/01/35 (d)	1,000	872,830
	New Jersey State Housing and Mortgage Finance Agency Revenue
	Bonds, Series AA, 6.50%, 10/01/38	1,350	1,434,875
New Jersey State Housing and Mortgage Finance Agency, S/F
	Housing Revenue Refunding Bonds, AMT, Series T, 4.70%, 10/01/37	500	421,995
			9,648,306
State - 37.0%	Garden State Preservation Trust of New Jersey, Capital
	Appreciation Revenue Bonds, Series B, 5.116%, 11/01/23 (c)(g)	6,925	3,537,844

BlackRock MuniYield New Jersey Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Garden State Preservation Trust of New Jersey, Open Space and
Farmland Preservation Revenue Bonds, Series A,
5.80%, 11/01/22 (g)	$ 2,605	$ 2,944,900
New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625%, 6/15/19	1,060	930,913
New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29 (j)	785	579,699
New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31 (j)	225	157,473
New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34 (j)	465	330,885
New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A,
4.951%, 7/01/21 (a)(c)	2,325	1,293,025
New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A,
5%, 7/01/29 (a)	3,900	3,765,177
New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A,
5.25%, 7/01/33 (a)	8,500	8,476,285
New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A,
5%, 7/01/34 (a)	1,765	1,696,483
New Jersey EDA, School Facilities Construction Revenue Bonds,
Series U, 5%, 9/01/37 (b)	1,000	983,560
New Jersey EDA, School Facilities Construction Revenue Bonds,
Series Z, 6%, 12/15/34 (e)	1,200	1,323,600
New Jersey EDA, School Facilities Construction, Revenue Refunding
Bonds, Series K, 5.25%, 12/15/17 (a)(d)	1,500	1,644,210
New Jersey Sports and Exposition Authority, Luxury Tax Revenue
Refunding Bonds (Convention Center), 5.50%, 3/01/21 (a)	1,540	1,679,586
New Jersey Sports and Exposition Authority, Luxury Tax Revenue
Refunding Bonds (Convention Center), 5.50%, 3/01/22 (a)	1,000	1,082,310
New Jersey State, COP (Equipment Lease Purchase Agreement),
Series A, 5.25%, 6/15/27	500	501,135
New Jersey State Transportation Trust Fund Authority,
Transportation System Revenue Bonds, CABS, Series C,
5.05%, 12/15/35 (b)(c)	2,760	529,258
New Jersey State Transportation Trust Fund Authority,
Transportation System Revenue Bonds, Series A,
5.625%, 12/15/28 (e)	780	823,547
New Jersey State Transportation Trust Fund Authority,
Transportation System Revenue Bonds, Series C,
5.287%, 12/15/32 (c)(g)	4,750	1,112,878
New Jersey State Transportation Trust Fund Authority,
Transportation System Revenue Bonds, Series D, 5%, 6/15/19 (g)	3,240	3,433,298
New Jersey State Transportation Trust Fund Authority,
Transportation System Revenue Refunding Bonds, Series A,
5.25%, 12/15/20 (g)	4,250	4,650,350
New Jersey State Transportation Trust Fund Authority,
Transportation System Revenue Refunding Bonds, Series B,
5.50%, 12/15/21	3,600	3,930,588
		45,407,004

4

BlackRock MuniYield New Jersey Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Tobacco - 1.7%	Tobacco Settlement Financing Corporation of New Jersey, Asset-
	Backed Revenue Bonds, 7%, 6/01/13 (f)	$ 1,715	$ 2,076,608
Transportation - 14.7%	Delaware River Port Authority of Pennsylvania and New Jersey
	Revenue Bonds, 6%, 1/01/18 (g)	5,000	5,143,050
	New Jersey State Transportation Trust Fund Authority,
	Transportation System Revenue Bonds, Series A, 5%, 12/15/32 (b)	730	732,497
	New Jersey State Turnpike Authority, Turnpike Revenue Bonds,
	Series B, 5.15%, 1/01/35 (b)(c)	3,005	2,146,441
	Port Authority of New York and New Jersey, Consolidated Revenue
	Bonds, 93rd Series, 6.125%, 6/01/94	1,000	1,111,380
	Port Authority of New York and New Jersey, Consolidated Revenue
	Refunding Bonds, AMT, 138th Series, 4.75%, 12/01/34 (g)	1,000	868,260
	Port Authority of New York and New Jersey, Consolidated Revenue
	Refunding Bonds, AMT, 146th Series, 4.25%, 12/01/32 (g)	5,000	3,882,650
	Port Authority of New York and New Jersey, Consolidated Revenue
	Refunding Bonds, AMT, 152nd Series, 5.75%, 11/01/30	2,000	2,014,380
	Port Authority of New York and New Jersey, Consolidated Revenue
	Refunding Bonds, AMT, 152nd Series, 5.25%, 11/01/35	2,325	2,173,805
			18,072,463
Utilities - 14.8%	Jersey City, New Jersey, Sewer Authority, Sewer Revenue
	Refunding Bonds, 6.25%, 1/01/14 (b)	3,750	4,132,612
New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-
	American Water Company, Inc. Project), AMT, Series A, 5.25%,
	11/01/32 (b)	1,000	807,450
New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-
	American Water Company, Inc. Project), AMT, Series A, 6.875%,
	11/01/34 (d)	5,070	5,030,809
	New Jersey EDA, Water Facilities Revenue Refunding Bonds (United
	Water of New Jersey, Inc.), Series B, 4.50%, 11/01/25 (b)	1,000	1,009,930
North Hudson Sewage Authority, New Jersey, Sewer Revenue
	Refunding Bonds, 5.125%, 8/01/20 (a)	1,710	1,821,013
	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue
	Bonds, CABS, Series A, 5.057%, 9/01/26 (a)(c)	4,100	1,577,803
	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue
	Bonds, CABS, Series A, 4.388%, 9/01/33 (a)(c)	2,350	561,603
Union County, New Jersey, Utilities Authority, Senior Lease
	Revenue Refunding Bonds (Ogden Martin System of Union, Inc.),
	AMT, Series A, 5.375%, 6/01/17 (b)	1,590	1,591,479
Union County, New Jersey, Utilities Authority, Senior Lease
	Revenue Refunding Bonds (Ogden Martin System of Union, Inc.),
	AMT, Series A, 5.375%, 6/01/18 (b)	1,670	1,660,915
			18,193,614
	Total Municipal Bonds in New Jersey		169,800,031

BlackRock MuniYield New Jersey Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Puerto Rico - 11.0%
Education - 2.1%	Puerto Rico Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities Revenue Bonds (University Plaza
	Project), Series A, 5%, 7/01/33 (a)	$ 3,000	$ 2,598,960
Health - 3.4%	Puerto Rico Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities Revenue Bonds (Hospital de la
	Concepcion), Series A, 6.125%, 11/15/30	4,220	4,222,321
Housing - 0.8%	Puerto Rico Housing Financing Authority, Capital Funding Program,
	Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	1,000	1,007,870
State - 1.4%	Puerto Rico Commonwealth Infrastructure Financing Authority,
Special Tax and Capital Appreciation Revenue Bonds, Series A,
	4.485%, 7/01/30 (c)(d)	2,750	565,125
	Puerto Rico Commonwealth Infrastructure Financing Authority,
Special Tax and Capital Appreciation Revenue Bonds, Series A,
	4.355%, 7/01/37 (b)(c)	2,250	274,815
Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series M-3, 6%, 7/01/27 (a)(k)	850	839,741
			1,679,681
Transportation - 1.0%	Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Refunding Bonds, Series CC, 5.50%, 7/01/31 (e)
		1,185	1,232,957
Utilities - 2.3%	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior
	Lien Revenue Bonds, Series A, 5.125%, 7/01/47 (e)	2,000	1,853,160
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
	RR, 5%, 7/01/28 (l)	1,000	905,940
			2,759,100
	Total Municipal Bonds in Puerto Rico		13,500,889
	Total Municipal Bonds - 149.4%		183,300,920
	Municipal Bonds Transferred to
New Jersey - 4.8%	Tender Option Bond Trusts (m)
Housing - 1.7%	New Jersey State Housing and Mortgage Finance Agency,
	Capital Fund Program Revenue Bonds, Series A, 5%, 8/15/07 (g)	1,980	2,050,726
State - 3.1%	Garden State Preservation Trust of New Jersey, Open
Space and Farmland Preservation Revenue Bonds, Series A,
	5.75%, 11/01/28 (g)	3,300	3,836,514
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 4.8%		5,887,240
	Total Long-Term Investments
	(Cost - $191,207,135) - 154.2%		189,188,160

	BlackRock MuniYield New Jersey Insured Fund, Inc.
	Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Short-Term Securities	Shares	Value
Money Market Fund - 0.8%	CMA New Jersey Municipal Money Fund, 0.33% (n)(o)	1,024,650	$ 1,024,650
	Total Short-Term Securities
	(Cost - $1,024,650) - 0.8%		1,024,650
	Total Investments (Cost - $192,231,785*) - 155.0%		190,212,810
	Other Assets Less Liabilities - 1.4%		1,666,837
	Liability for Trust Certificates, Including Interest Expense and Fees
	Payable - (2.8)%		(3,479,679)
	Preferred Shares, at Redemption Value - (53.6)%		(65,709,807)
	Net Assets Applicable to Common Shares - 100.0%		$ 122,690,161

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$189,132,534
Gross unrealized appreciation	$6,764,528
Gross unrealized depreciation	(9,149,252)
Net unrealized depreciation	$(2,384,724)

(a) NPFGC Insured.
(b) AMBAC Insured.

(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d) FGIC Insured.

(e) Assured Guaranty Insured.

(f) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g) FSA Insured.

(h) Represents a step-down bond that pays initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(i) XL Capital Insured.

(j) Radian Insured.

(k) Commonwealth Guaranteed.

(l) CIFG Insured.

(m) Securities represent bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as a collateral in a financing transaction.

(n) Represents the current yield as of report date.

(o) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA New Jersey Municipal Money Fund	225,949	$27,366

BlackRock MuniYield New Jersey Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)

• Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.
Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$1,024,650
Level 2	189,188,160
Level 3	-
Total	$190,212,810

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Insured Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield New Jersey Insured Fund, Inc.

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Insured Fund, Inc.

Date: June 19, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Insured Fund, Inc.

Date: June 19, 2009